Right-of-use assets	6 Months Ended
Jun. 30, 2020
Right-of-use assets
Right-of-use assets

10. Right-of-use assets

In the six months to June 30, 2020, a new lease was signed in North Carolina and a liability and corresponding right-of-use ("ROU") asset of £575 thousand was recognized. The lease terminates on April 30, 2024.

As at December 31, 2019, the Group had an ROU asset relating to office space in New York. In the six months to June 30, 2020, the New York office was closed and the ROU asset was subject to an impairment review and its net book value of £232 thousand was subsequently expensed to the income statement. The Group retains a liability of £192 thousand relating to this asset.